ACQUIRED INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Sep. 30, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Acquired Finite-Lived Intangible Assets by Major Class [Table Text Block]

Acquired intangible assets, net consist of the following:

	September 30,
	2018	2019
	RMB	RMB

Technology rights for licensed seeds	75,899	75,899
Others	4,739	4,739
	80,638	80,638
Accumulated amortization	(67,806)	(70,699)
Impairment provision	(4,470)	(4,470)

Acquired intangible assets, net	8,362	5,469

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]	Amortization expense on these intangible assets for each of the next five years is as follows:

Year ending September 30,	RMB

2020	1,356
2021	652
2022	580
2023	557
2024	545
Total	3,690